MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2012-1

Collection Period	12/1/12-12/31/12
Determination Date	1/9/2013
Distribution Date	1/15/2013

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$696,713,899.55
2.	Collections allocable to Principal				$21,834,808.48
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$909,620.16

5.	Pool Balance on the close of the last day of the related Collection Period				$673,969,470.91
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				48,359
7.	Initial Pool Balance				$970,000,044.78

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$226,746,760.55		$204,229,776.20
	c.	Class A-3 Note Balance	$288,000,000.00		$288,000,000.00
	d.	Class A-4 Note Balance	$120,680,000.00		$120,680,000.00
	e.	Class B Note Balance	$20,370,000.00		$20,370,000.00
	f.	Class C Note Balance	$17,460,000.00		$17,460,000.00
	g.	Class D Note Balance	$16,490,000.00		$16,490,000.00

	h.	Note Balance (sum a - g)	$689,746,760.55		$667,229,776.20

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.6748415		0.6078267
	c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
	d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.7110791		0.6878657

10.	Overcollateralization Target Amount				$6,739,694.71

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$6,739,694.71

12.	Weighted Average Coupon			%	8.75%
13.	Weighted Average Original Term			months	65.85
14.	Weighted Average Remaining Term			months	50.37

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$5,108,197.13
	b.	Liquidation Proceeds allocable to Finance Charge			$953.14
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$5,109,150.27

16.	Principal:
	a.	Collections allocable to Principal			$21,834,808.48
	b.	Liquidation Proceeds allocable to Principal			$430,556.12
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$22,265,364.60

17.	Total Finance Charge and Principal Collections (15d+16d)		$27,374,514.87
18.	Interest Income from Collection Account		$2,769.07
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17+18+19)		$27,377,283.94

Available Funds

21.	Available Collections		$27,377,283.94
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$27,377,283.94

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$580,594.92
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$580,594.92

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$4,354.46
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$4,354.46

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$111,483.82
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$111,483.82

	i.	Class A-3 Monthly Interest	$213,600.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$213,600.00

	m.	Class A-4 Monthly Interest	$125,708.33
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$125,708.33

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$29,876.00
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$29,876.00

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$32,010.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$32,010.00

32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$42,461.75
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$42,461.75

34.	Quaternary Principal Distributable Amount		$15,777,289.64

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$16,917,378.92

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$6,739,694.71

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$5,109,150.27
	b.	Total Daily Deposits of Principal Collections	$22,265,364.60
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$2,769.07

	e.	Total Deposits to Collection Account (sum a - d)	$27,377,283.94

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$580,594.92
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$4,354.46
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$23,072,124.25
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,720,210.31

	f.	Total Withdrawals from Collection Account (sum a - e)	$27,377,283.94

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$111,483.82
	c.	Class A-3 Interest Distribution	$213,600.00
	d.	Class A-4 Interest Distribution	$125,708.33
	e.	Class B Interest Distribution	$29,876.00
	f.	Class C Interest Distribution	$32,010.00
	g.	Class D Interest Distribution	$42,461.75
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$22,516,984.35
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$0.00
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$23,072,124.25

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$22,628,468.17
	c.	Class A-3 Distribution	$213,600.00
	d.	Class A-4 Distribution	$125,708.33
	e.	Class B Distribution	$29,876.00
	f.	Class C Distribution	$32,010.00
	g.	Class D Distribution	$42,461.75

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$23,072,124.25

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections		$3,720,210.31
	b.	Reserve Account surplus (Ln 55)		$283.28

	c.	Total Deposits to Certificate Payment Account (sum a - b)		$3,720,493.59

46.	Withdrawals
	a.	Certificateholder Distribution		$3,720,493.59

	b.	Total Withdrawals from Certificate Payment Account		$3,720,493.59

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$2,425,000.11		$2,425,000.11
	b.	Note Balance		$667,229,776.20

48.	Required Reserve Account Amount			$2,425,000.11

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$2,425,000.11
50.	Investment Earnings			$283.28
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$2,425,283.39
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$283.28

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$2,425,000.11
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$580,594.92
60.	Amount to be paid to Backup Servicer from the Collection Account			$4,354.46
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$23,072,124.25
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$3,720,210.31
63.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$283.28
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$22,628,468.17
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$213,600.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$125,708.33
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$29,876.00
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$32,010.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$42,461.75
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$3,720,493.59

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$478,110.90
74.	Cumulative Net Losses			$5,111,283.06
75.	Cumulative Net Loss Percentage			0.5269%

			Number of Loans	Principal Balance
76.		Delinquency Analysis

	a.	31 to 60 days past due	1,058	$14,846,463.97
	b.	61 to 90 days past due	334	$4,439,374.40
	c.	91 or more days past due	144	$1,803,956.64

	d.	Total Past Due (sum a-c)	1,536	21,089,795.01

Servicer Covenant
77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$2,939,506,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 09, 2013.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer